Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Fixed maturities, available-for-sale, at fair value	$ 69,171.4	$ 70,910.3		$ 67,405.6
Fixed maturities, at fair value using the fair value option	2,910.2	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	279.6	340.1		353.8
Short-term investments	2,547.3	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance	9,015.6	8,662.3		8,691.1
Loan - Dutch State obligation		0		1,792.7
Policy loans	2,147.5	2,200.3		2,263.9
Limited partnerships/corporations	390.0	465.1		599.6
Derivatives	1,087.4	2,374.5		2,660.9
Other investments	145.7	167.0		215.1
Securities pledged	1,312.6	1,605.5		2,253.5
Total investments	89,007.3	95,487.6		92,819.2
Cash and cash equivalents	1,716.6	1,786.8	2,078.7	638.0	615.3	1,269.4
Short-term investments under securities loan agreements, including collateral delivered	482.4	664.0		1,075.9
Accrued investment income	913.2	863.5		881.7
Reinsurance recoverable	6,755.6	7,379.3		7,723.4
Deferred policy acquisition costs and Value of business acquired	5,265.0	3,656.3	3,623.8	4,352.3	5,038.3	6,167.8
Sales inducements to contract holders	278.9	212.7		307.3
Current income taxes		0		26.0
Goodwill and other intangible assets	323.4	348.5		382.5
Other assets	1,137.7	1,362.5		1,476.3
Limited partnerships/corporations, at fair value	2,912.3	2,931.2		2,860.3
Cash and cash equivalents	313.4	440.8		137.0
Corporate loans, at fair value using the fair value option	4,670.9	3,559.3		2,162.9
Other assets	27.9	34.3		15.5
Assets held in separate accounts	103,853.6	97,667.4		88,714.5
Total assets	217,658.2	216,394.2		203,572.8
Liabilities and Shareholder's Equity:
Future policy benefits	14,477.5	15,493.6		15,626.7
Contract owner account balances	70,410.4	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	576.7	1,509.8		1,781.8
Short-term debt	0	1,064.6		1,054.6
Long-term debt	3,514.5	3,171.1		1,343.1
Funds held under reinsurance agreements	1,212.1	1,236.6		1,307.6
Derivatives	1,222.3	1,944.2		1,955.8
Pension and other post-employment provisions	876.1	903.2		797.7
Current income taxes	52.9	11.7		0
Deferred income taxes	59.7	1,042.7		513.0
Other liabilities	1,387.9	1,604.2		1,563.6
Collateralized loan obligations notes, at fair value using the fair value option	4,627.1	3,829.4		2,057.1
Other liabilities	522.9	292.4		199.5
Liabilities related to separate accounts	103,853.6	97,667.4		88,714.5
Total liabilities	202,793.7	200,333.0		189,646.7
Shareholder's equity:
Common stock, value	2.6	2.3		2.3
Additional paid-in capital	23,524.7	22,917.6		22,865.2
Accumulated other comprehensive income (loss)	1,950.0	3,710.7	3,701.5	2,595.0	973.3
Appropriated-consolidated investment entities	2.4	6.4		126.5
Unappropriated	(12,709.7)	(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	12,770.0	13,874.9		12,353.9
Noncontrolling interest	2,094.5	2,186.3		1,572.2
Total shareholders' equity	14,864.5	16,061.2	15,951.5	13,926.1	8,067.8	2,161.2
Total liabilities and shareholder's equity	$ 217,658.2	$ 216,394.2		$ 203,572.8